Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2023
Inventories Net [Abstract]
Schedule of Inventories and Movement of Inventories Reserve Consisted	As of September 30, 2022 and March 31, 2023, inventories and movement of inventories reserve consisted of the following:
	2022	2023
	(audited)
Finished goods (1)	$425,721	$3,416,648
Raw materials (2)	151,379	887,827
Others	-	32,180
Reserve for inventories	(196,151)	(162,836)
Inventories, net	$380,949	$4,173,819
(1)	Finished goods includes battery packs and e-bicycles.
(2)	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.

Schedule of Movement of Reserve for Inventories	The movement of reserve for inventories was as follows for the six months ended March 31, 2022 and 2023:
	2022	2023
Beginning balance	$116,102	$196,151
Current period addition	176,938	14,508
Charge off	(8,921)	(54,219)
Foreign currency translation adjustment	(87,968)	6,396
Ending balance	$196,151	$162,836